UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period _________________ to ________________

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period _________________ to ________________

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2016 to December 31, 2016
Date of Report:
January 23, 2017
KeyBank National Association a
(Exact name of securitizer as specified in its charter)

028-06343	0001089877
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Brian Tokar
(216) 689-5323
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)        ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)     ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)     ☒

[a]
KeyBank National Association, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored or co-sponsored (both registered and unregistered) by it and outstanding during the reporting period, including asset-backed securities that were (i) registered by the following affiliates:

KeyCorp Student Loan Trust 1999-A (Commission File Number 333-58073-01, Central Index Key Number 0001110759);
KeyCorp Student Loan Trust 1999-B (Commission File Number 333-80109-01; Central Index Key Number 0001110760);
KeyCorp Student Loan Trust 2000-A (Commission File Number 333-80109-02; Central Index Key Number 0001116562);
KeyCorp Student Loan Trust 2000-B (Commission File Number 333-80109-03; Central Index Key Number 0001123350);
KeyCorp Student Loan Trust 2002-A (Commission File Number 333-62624-03, Central Index Key Number 0001186222);
KeyCorp Student Loan Trust 2003-A (Commission File Number 333-62624-04; Central Index Key Number 0001257363);
KeyCorp Student Loan Trust 2004-A (Commission File Number 333-114367-02; Central Index Key Number 0001298793);
KeyCorp Student Loan Trust 2005-A (Commission File Number 333-114367-03; Central Index Key Number 0001342346);
KeyCorp Student Loan Trust 2006-A (Commission File Number 333-135860-01; Central Index Key Number 0001380476);
and (ii) privately issued by Key Commercial Mortgage Securities Trust 2007-SL1, a trust established by Key ABS LLC (Commission File Number 333-127948; Central Index Number 0001337462), the depositor in said issuance and a subsidiary of KeyBank National Association.

Explanatory Note: This Form ABS -15G was initially filed on a timely basis on January 23, 2017, but was inadvertently filed under the CIK number of KeyBank National Association’s parent company. KeyBank National Association is hereby refiling the original Form ABS-15G under the proper CIK number.
Item 1.02    Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
KeyBank National Association (the “Securitizer”) hereby files its annual report to disclose the information that it is required to report under Rule 15Ga-1(c)(2) of the Securities Act of 1933, as amended, for the calendar year ended December 31, 2016.
The Securitizer had no activity to report during the prior calendar year.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
KEYBANK NATIONAL ASSOCIATION

By:	/s/ Doug Schosser
Name: Doug Schosser Title: Chief Financial Officer
Date: January 23, 2017